SUBSEQUENT EVENTS (Details) - USD ($)				9 Months Ended
	Oct. 02, 2018	Jun. 18, 2018	May 18, 2017	Sep. 30, 2018
Subsequent Event [Line Items]
Shares of common stock sold (in shares)		4,405,000	20,000,000	4,395,000
Total cash proceeds		$ 440		$ 440
Subsequent Event [Member]
Subsequent Event [Line Items]
Shares of common stock sold (in shares)	610,000
Total cash proceeds	$ 10,060